Investments in Associates and Joint Ventures - Summary of Income Statement of Associates (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of associates [line items]
Sales	£ 12,163	£ 12,050	£ 10,485
Profit for the year	3,144	2,772	2,362
Total comprehensive income	2,868	3,423	2,471
Moet Hennessy [member]
Disclosure of associates [line items]
Sales	4,445	4,356	3,491
Profit for the year	897	888	638
Total comprehensive income	£ 799	£ 838	£ 509